SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total	$ 1,001	$ 1,134
Less accumulated depreciation	(660)	(454)
Property and equipment, net	341	680	$ 846
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	186	188	191
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total		72	102
Website Development Costs [Member]
Property, Plant and Equipment [Line Items]
Total	290	290	290
Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	5	5	11
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Total	$ 520	$ 579	$ 437